Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
McCoy-Cove Mine
Total		$ 515,321	$ 515,321
Ruby Hill Mine
Total	$ 133,493	253,711	387,204
Granite Creek Mine
Total	163,800	72,030	235,830
FAD Project
Total	1,431	33,084	34,515
Lone Tree Mine
Total	$ 192,000	189,905	381,905
Argenta Mine
Total		$ 62,435	$ 62,435